SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 98.17%
China — 87.39%
38,957	Alibaba Group Holding Ltd.	$375,255
4,377	Beijing Roborock Technology Co. Ltd., Class A	174,540
68,896	Beijing Urban Construction Investment & Development Co. Ltd., Class A	47,071
2,500	BYD Co. Ltd., Class H	68,962
72,400	China Construction Bank Corp., Class A	66,478
11,300	China CSSC Holdings Ltd., Class A	46,912
21,577	China Merchants Bank Co. Ltd., Class H	75,056
6,500	China Resources Beer Holdings Co. Ltd.	28,522
21,197	China Resources Land Ltd.	76,055
12,396	Chongqing Changan Automobile Co. Ltd., Class A	29,420
17,900	CITIC Securities Co. Ltd., Class A	51,440
4,500	Contemporary Amperex Technology Co. Ltd., Class A	103,592
28,662	CSPC Innovation Pharmaceutical Co. Ltd., Class A	147,934
10,300	ENN Energy Holdings Ltd.	76,060
13,574	Fuyao Glass Industry Group Co. Ltd., Series H(a)	66,098
48,000	Guangdong Investment Ltd.	34,937
26,000	Hang Zhou Great Star Industrial Co. Ltd., Class A	82,546
12,860	Hygeia Healthcare Holdings Co. Ltd.(a)	58,215
14,954	Innovent Biologics, Inc.*,(a)	81,895
4,600	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	29,354
3,502	Kanzhun Ltd., ADR	58,168
6,351	KE Holdings, Inc., ADR	102,950
500	Kweichow Moutai Co. Ltd., Class A	121,711
8,600	Longshine Technology Group Co. Ltd., Class A	19,874
15,100	Luxshare Precision Industry Co. Ltd., Class A	73,325
8,090	Meituan, Class B*,(a)	84,935
900	NARI Technology Co. Ltd., Class A	2,832
9,100	NetEase, Inc.	164,178
35,451	New Horizon Health Ltd.*,(a)	105,129
1,673	New Oriental Education & Technology Group, Inc.*	12,196
800	New Oriental Education & Technology Group, Inc., ADR*	58,624
1,131	PDD Holdings, Inc. , ADR*	165,477
11,112	Ping An Insurance Group Co. of China Ltd., Series H	50,307
9,300	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	36,179
2,240	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	57,568
6,224	Shenzhen Inovance Technology Co. Ltd., Class A	55,439
5,933	Shenzhou International Group Holdings Ltd.	60,866
8,000	Sinoseal Holding Co. Ltd., Class A	42,628
14,650	Sunresin New Materials Co. Ltd., Class A	109,588
10,846	Tencent Holdings Ltd.	409,489
1,172	Trip.com Group Ltd.*	42,073
3,900	Yifeng Pharmacy Chain Co. Ltd., Class A	22,022
41,704	Zijin Mining Group Co. Ltd., Class H	67,984
		3,643,884

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Hong Kong — 4.36%
11,856	AIA Group Ltd.	$103,181
1,600	Hong Kong Exchanges & Clearing Ltd.	54,881
2,000	Techtronic Industries Co. Ltd.	23,830
		181,892
Korea — 4.70%
1,797	SK Hynix, Inc.	196,121

Macao — 0.81%
6,000	Galaxy Entertainment Group Ltd.	33,605

Thailand — 0.91%
200	Fabrinet*	38,066

Total Common Stocks		4,093,568
(Cost $4,245,991)
Total Investments		$4,093,568
(Cost $4,245,991) — 98.17%
Other assets in excess of liabilities — 1.83%		76,197
NET ASSETS — 100.00%		$4,169,765

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Consumer Discretionary	30.11%
Communication Services	15.15%
Health Care	11.51%
Financials	9.62%
Information Technology	7.85%
Industrials	6.59%
Real Estate	5.42%
Materials	5.13%
Consumer Staples	4.13%
Utilities	2.66%
Other*	1.83%
100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.